SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Losses and expenses related to Fabricated Transactions and Restructuring (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gain (loss) and expenses related to Fabricated Transactions and Restructuring	¥ 7.0	$ 1.0	¥ (149.6)		¥ (28.5)
Compensation for directors' and officers' liability			¥ 157.9	$ 22.4